SCHEDULE OF MATURITIES OF OPERATING LEASE LIABILITIES (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Leases
2022	$ 99
2023	100
2024	100
2025	100
Thereafter	285
Total lease payments	684
Less: imputed interest	(102)
Present value of lease liabilities	$ 582